Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Income and Comprehensive Income
Net loss	$ (234,195)	$ (105,587)
Items that will not be reclassified to the consolidated statement of loss
Changes in fair value of financial assets at fair value through comprehensive income	13,285	(29,773)
Income tax effect	(1,728)	3,926
Share of other comprehensive income (loss) of associates	(352)	433
Items that may be reclassified to the consolidated statement of loss
Currency translation adjustments	(29,164)	60,305
Disposal of an investment in an associate
Reclassification to the statements of loss of the other comprehensive loss	695	0
Income tax effect	(92)	0
Other comprehensive income (loss)	(17,356)	34,891
Comprehensive loss	$ (251,551)	$ (70,696)